Financial Instruments - Additional Information (Details) $ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 341,163	$ 581	$ 195,516	$ 200,499	$ 636
Current liabilities	$ 25,154		$ 24,563
Average foreign exchange rate	10
Net foreign exchange gain (loss)	$ 58
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	341,163
Current liabilities	$ 25,154